Discontinued Operations	6 Months Ended
Jun. 30, 2021
Discontinued Operations [Abstract]
Discontinued Operations
3.	Discontinued Operations

Since August 2019, that the delivery of the Company’s first tanker vessel “Blue Moon” took place, until August 2020, when the last container vessel “Domingo” was sold, the Company’s fleet was a mixture of container and tanker vessels. Accordingly, the Company had determined that it would operate under two reportable segments, one relating to its operations of container vessels (containers segment) and one to the operations of tanker vessels (tankers segment). Concurrently with the acquisition of its first tanker vessels, as the market environment for the Company’s containers fleet continued to be negative and with difficult employment opportunities, management initiated a number of actions for the gradual disposal of the whole container vessels’ fleet, although no decision at that time was reached for a strategic shift to a different segment.  In the first months of 2020, the Company acquired two additional tanker vessels. In August 2020, at the time when the fleet’s last container vessel was sold, the Company evaluated the results of the tanker vessels owned since 2019 and assessed the prospects of the specific segment as positive. At that time, the Company determined that its decision to exit the container segment represented a strategic shift to the exclusive ownership of tanker vessels and further assessed that the disposal of all of its container vessels constituted a disposal of an entity’s segment, that will have a major effect on the Company’s operations and financial results. Furthermore, the Company determined that it will not have continuing involvement in the operation of the disposed assets. In this respect, the results of operations of the container vessels, as well as their assets and liabilities, are reported since 2020 as discontinued operations for all periods presented in the accompanying unaudited interim consolidated financial statements. The comparative figures in these unaudited interim consolidated financial statements have been adjusted on the basis of presenting separately the discontinued operations’ figures.

Below are presented summarized the unaudited interim operating results of the discontinued operations for the six months ended June 30, 2021 and 2020, as well as the balance sheet information on the Company's discontinued operations as of June 30, 2021 and December 31, 2020:

	June 30, 2021	June 30, 2020
Items constituting net income from discontinued operations
Time-charter revenues	$-	$3,900
Voyage expenses	-	(172)
Vessels' operating expenses	-	(1,874)
Depreciation and amortization of deferred charges	-	(85)
Management fees	-	(101)
Impairment losses	-	(339)
Loss on vessels' sale	-	(27)
Other income	400	-
Foreign currency gains	-	1
Net income from discontinued operations	400	1,303

Carrying amounts of major classes of assets of discontinued operations	June 30, 2021	December 31, 2020
Cash and cash equivalents	$14	$13
Accounts receivable, trade	36	110
Prepaid expenses and other assets	29	105
Total major classes of current assets of discontinued operations	79	228
Carrying amounts of major classes of liabilities of discontinued operations
Accounts payable, trade and other	129	207
Accrued liabilities	60	109
Total major classes of current liabilities of discontinued operations	189	316